COMPOSITION OF CERTAIN FINANCIAL STATEMENT CAPTIONS (Details 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Composition Of Certain Financial Statement Captions [Line Items]
Accrued professional fees		$ 31,788	$ 80,393
Accrued other		30,000	2,954
Accrued compensation		22,249	9,838
Accrued interest on convertible notes		133,874	83,824
Accrued Liabilities, Current	$ 243,358	$ 217,911	$ 177,009